Income Taxes (Details) - Schedule of Provision for Income Taxes - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current federal tax expense
Federal		$ 53,687
State	2,421	22,600
Deferred tax
Federal	162,048	(108,612)
State	53,889	(36,119)
Total	$ 218,358	$ (68,444)